UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Todd P. Zerega, Esq.
Perkins Coie LLP
700 13th Street, N.W., Suite 600
Washington, D. C. 20005-3960

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1.  Schedule of Investments.

CHOU OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2015

Shares	Security Description	Value

Common Stock - 50.8%
Communications - 2.3%

15,000	Overstock.com, Inc. (a)	$257,400
671,368	UTStarcom Holdings Corp. (a)	1,631,424
1,888,824
Consumer Discretionary - 18.8%
37,904	Sears Canada, Inc. (a)	247,134
598,167	Sears Holdings Corp. (a)	13,518,575
197,013	Sears Hometown and Outlet Stores, Inc. (a)	1,578,074
15,343,783
Consumer Staples - 1.6%
46,501	Ascent Capital Group, Inc., Class A (a)	1,273,197
Financials - 3.3%
157,480	Asta Funding, Inc. (a)	1,343,304
225,000	MBIA, Inc. (a)	1,368,000
2,711,304
Industrials - 4.6%
95,000	Chicago Bridge & Iron Co. NV	3,767,700
Materials - 20.2%
1,988,340	Resolute Forest Products, Inc. (a)	16,523,106
Total Common Stock (Cost $54,440,762)	41,507,914

Warrants - 13.7%		Exer. Price	Exp. Date
377,430	Bank of America Corp. (a)	$13.20	01/19	2,162,674
350,000	General Motors Co. (a)	18.33	07/19	4,627,000
150,000	JPMorgan Chase & Co. (a)	42.33	10/18	2,986,500
77,400	Wells Fargo & Co. (a)	34.01	10/18	1,400,166
Total Warrants (Cost $7,917,546)	11,176,340
Total Investments - 64.5% (Cost $62,358,308)*	$52,684,254
Other Assets & Liabilities, Net – 35.5%	28,982,092
Net Assets – 100.0%	$81,666,346

(a)           Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,929,106
Gross Unrealized Depreciation	(13,603,160)
Net Unrealized Depreciation	$(9,674,054)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$52,684,254
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$52,684,254

The Level 1 value displayed in this table is Common Stock and Warrants. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2015

Shares	Security Description	Value

Equity Securities - 4.3%
Common Stock - 2.6%
Materials - 2.6%
5,369	Centrus Energy Corp., Class A (a)	$16,590
47,613	Resolute Forest Products, Inc. (a)	395,664
		412,254
Total Common Stock (Cost $251,821)	412,254

Shares	Security Description	Rate	Value

Preferred Stock - 1.7%
Financials - 1.7%
13,305	Sears Roebuck Acceptance Corp.	7.00%	213,858
3,400	Sears Roebuck Acceptance Corp.	7.40	54,766
			268,624

Total Preferred Stock (Cost $207,683)	268,624

Total Equity Securities (Cost $459,504)	680,878

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 63.5%
Corporate Convertible Bonds - 34.2%

Communications - 17.1%
$3,000,000	Rainmaker Entertainment, Inc. (b)	8.00%	03/31/16	2,697,639
Consumer Staples - 13.8%
3,000,000	Ascent Capital Group, Inc.	4.00	07/15/20	2,171,250
Financials - 2.3%
850,000	Atlanticus Holdings Corp.	5.88	11/30/35	365,500
Materials - 1.0%
283,000	Fortress Paper, Ltd.	6.50	12/31/16	156,928
Total Corporate Convertible Bonds (Cost $5,911,352)	5,391,317

Principal	Security Description	Rate	Maturity	Value

Corporate Non-Convertible Bonds - 24.9%
Communications - 0.0%

$50,890	Dex Media, Inc. (c)	12.00%	01/29/17	$3,562

Consumer Staples - 16.8%
1,000,000	Avangardco Investments Public, Ltd.	10.00	10/29/15	440,200
1,000,000	Mriya Agro Holding PLC (d)(e)	9.45	04/19/18	165,000
4,700,000	Ukrlandfarming PLC (d)	10.88	03/26/18	2,045,440
				2,650,640
Energy - 4.3%
2,500,000	Alpha Natural Resources, Inc. (d)(e)	7.50	08/01/20	181,250
1,000,000	Alpha Natural Resources, Inc. (d)(e)	7.50	08/01/20	72,500
1,500,000	EXCO Resources, Inc.	8.50	04/15/22	431,250
				685,000
Financials - 1.0%
212,000	Sears Roebuck Acceptance Corp.	7.00	06/01/32	151,580
Materials - 2.8%
1,168,207	Centrus Energy Corp. (c)	8.00	09/30/19	362,144
90,598	Emerald Plantation Holdings, Ltd. (c)	6.00	01/30/20	79,273
225,000	Sino-Forest Corp. (b)(e)	6.25	10/21/17	844
400,000	Sino-Forest Corp. (b)(e)	6.25	10/21/17	1,500
				443,761

Total Corporate Non-Convertible Bonds (Cost $8,288,584)	3,934,543

CHOU INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2015

Principal	Security Description	Rate	Maturity	Value
Syndicated Loans - 4.4%

$213,743	Dex Media West, Inc. (f)	8.00%	12/31/16	$129,849
1,178,104	RH Donnelley, Inc. (f)	9.75	12/31/16	564,509
Total Syndicated Loans (Cost $1,361,006)	694,358

Total Fixed Income Securities (Cost $15,560,942)	10,020,218

Total Investments - 67.8% (Cost $16,020,446)*	$10,701,096

Other Assets & Liabilities, Net – 32.2%	5,087,421
Net Assets – 100.0%	$15,788,517

LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $2,699,983 or 17.1% of net assets.
(c)	Payment in-Kind Bond. Security that gives the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities.
(d)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,464,190 or 15.6% of net assets.
(e)	Security is currently in default and is on scheduled interest or principal payment.
(f)	Variable rate security. Rate presented is as of September 30, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$347,337
Gross Unrealized Depreciation	(5,666,687)
Net Unrealized Depreciation	$(5,319,350)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock	$412,254	$-	$-	$412,254
Preferred Stock	268,624	-	-	268,624
Corporate Convertible Bonds	-	2,693,678	2,697,639	5,391,317
Corporate Non-Convertible Bonds	-	3,934,543	-	3,934,543
Syndicated Loans	-	694,358	-	694,358
Total Investments at Value	$680,878	$7,322,579	$2,697,639	$10,701,096

CHOU INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2015

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

Corporate Convertible Bonds
Balance as of 12/31/14	$-
Transfers In/(Out)	2,697,639
Balance as of 09/30/15	$2,697,639
Net change in unrealized appreciation/(depreciation) from investments held as of 09/30/15	$(6,159)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1 and Level 2 for the period ended September 30, 2015.

Significant unobservable valuation inputs for material Level 3 investments as of September 30, 2015, are as follows:

Investments in Securities	Fair Value at 09/30/15	Valuation Technique(s)	Unobservable Input	Input Values
Corporate Convertible Bonds	$2,697,639	Valued at $120	Common stock has been halted	Valued at 120, which was determined based on two pieces of market data available, the last traded price of the bond and the value of the bond if converted to the common stock.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	November 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	November 10, 2015

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer
Date:	November 10, 2015